Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 42,353,884	$ 29,152,294
Less: Doubtful allowance	(6,325,311)	(6,629,960)
Total accounts receivable net	$ 36,028,573	$ 22,522,334